UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001013611

JPMDB Commercial Mortgage Securities Trust 2018-C8
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001735646

Central Index Key Number of underwriter (if applicable):	Not applicable

Kunal K. Singh, (212) 834-5467
Name and telephone number, including area code, of the person to contact in connection with this filing

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2018	J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.

	By:	/s/ Kunal K. Singh
Name: Kunal K. Singh
Title: President and Chief Executive Officer

Exhibit 1	Agreed-upon procedures report, dated May 14, 2018, of Ernst & Young LLP.

Exhibit 2	Underwriting information comparison agreed-upon procedures report, dated May 14, 2018, of Ernst & Young LLP.